UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.,

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Proxy Voting Results Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Proxy Voting Results

Spartan® Inflation-Protected Bond Index
Fund

Investor Class

Fidelity Advantage® Class

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Investor Class	.20%
Actual		$ 1,000.00	$ 1,000.00	$ .99
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,000.00	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,000.00	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,001.00	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of June 30, 2015
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	56.4	53.3
1 - 1.99%	18.9	19.2
2 - 2.99%	19.5	22.1
3 - 3.99%	5.2	5.4
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of June 30, 2015
6 months ago
Years	8.6	8.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	5.7	5.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	U.S. Government and U.S. Government Agency Obligations 99.5%		U.S. Government and U.S. Government Agency Obligations 98.5%
	Net Other Assets (Liabilities) 0.5%		Net Other Assets (Liabilities) 1.5%
* Inflation Protected Securities	99.5%	** Inflation Protected Securities	98.5%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$ 3,950,677	$ 3,479,752
0.75% 2/15/42	5,389,321	4,921,635
0.75% 2/15/45	4,620,845	4,189,156
1.375% 2/15/44	5,981,499	6,338,553
1.75% 1/15/28	4,519,739	5,107,296
2% 1/15/26	5,631,339	6,452,732
2.125% 2/15/40	2,415,915	2,959,656
2.125% 2/15/41	3,068,364	3,785,314
2.375% 1/15/25	7,730,715	9,082,336
2.375% 1/15/27	4,531,014	5,408,529
2.5% 1/15/29	4,376,042	5,381,166
3.375% 4/15/32	1,764,826	2,480,791
3.625% 4/15/28	3,819,475	5,194,131
3.875% 4/15/29	4,647,274	6,571,077
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/17	13,176,337	13,351,462
0.125% 4/15/18	14,648,761	14,869,760
0.125% 4/15/19	14,510,830	14,685,523
0.125% 4/15/20	5,227,447	5,267,104
0.125% 1/15/22	11,654,607	11,545,481
0.125% 7/15/22	12,021,200	11,923,654
0.125% 1/15/23	12,076,903	11,857,200
0.125% 7/15/24	11,831,000	11,485,065
0.25% 1/15/25	11,786,000	11,532,510
0.375% 7/15/23	11,979,540	12,012,400
0.625% 7/15/21	10,559,536	10,894,571
0.625% 1/15/24	11,951,122	12,141,693
1.125% 1/15/21	9,947,291	10,517,804
1.25% 7/15/20	8,696,478	9,299,875
1.375% 7/15/18	4,413,995	4,677,848
1.375% 1/15/20	5,658,789	6,047,002
1.625% 1/15/18	4,475,693	4,726,767
1.875% 7/15/19	4,666,209	5,085,437
2.125% 1/15/19	4,107,154	4,467,528
2.375% 1/15/17	4,943,991	5,184,657
U.S. Treasury Inflation-Protected Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes: - continued
2.5% 7/15/16	$ 5,700,811	$ 5,911,514
2.625% 7/15/17	4,238,687	4,546,003
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $277,039,783)	273,382,982
NET OTHER ASSETS (LIABILITIES) - 0.5%	1,373,384
NET ASSETS - 100%	$ 274,756,366
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.5%
Short-Term Investments and Net Other Assets	0.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $277,039,783)		$ 273,382,982
Cash		49,890
Receivable for investments sold		1,811,746
Receivable for fund shares sold		676,731
Interest receivable		1,055,765
Total assets		276,977,114

Liabilities
Payable for investments purchased	$ 1,975,118
Payable for fund shares redeemed	221,796
Accrued management fee	11,196
Other affiliated payables	12,638
Total liabilities		2,220,748

Net Assets		$ 274,756,366
Net Assets consist of:
Paid in capital		$ 281,669,238
Distributions in excess of net investment income		(662,936)
Accumulated undistributed net realized gain (loss) on investments		(2,593,135)
Net unrealized appreciation (depreciation) on investments		(3,656,801)
Net Assets		$ 274,756,366

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Investor Class:
Net Asset Value, offering price and redemption price per share ($21,452,034 ÷ 2,241,661 shares)	$ 9.57

Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($241,059,302 ÷ 25,179,835 shares)	$ 9.57

Institutional Class:
Net Asset Value, offering price and redemption price per share ($12,152,024 ÷ 1,269,206 shares)	$ 9.57

Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($93,006 ÷ 9,713 shares)	$ 9.58

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 18,155

Expenses
Management fee	$ 61,226
Transfer agent fees	66,635
Independent trustees' compensation	455
Miscellaneous	167
Total expenses before reductions	128,483
Expense reductions	(32)	128,451
Net investment income (loss)		(110,296)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(125,181)
Change in net unrealized appreciation (depreciation) on investment securities		(571,178)
Net gain (loss)		(696,359)
Net increase (decrease) in net assets resulting from operations		$ (806,655)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (110,296)	$ 1,698,416
Net realized gain (loss)	(125,181)	(1,202,517)
Change in net unrealized appreciation (depreciation)	(571,178)	2,452,110
Net increase (decrease) in net assets resulting from operations	(806,655)	2,948,009
Distributions to shareholders from net realized gain	(234,440)	(2,006,361)
Share transactions - net increase (decrease)	75,238,835	110,128,183
Total increase (decrease) in net assets	74,197,740	111,069,831

Net Assets
Beginning of period	200,558,626	89,488,795
End of period (including distributions in excess of net investment income of $662,936 and distributions in excess of net investment income of $552,640, respectively)	$ 274,756,366	$ 200,558,626

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.34	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.009)	.097	.006	.045
Net realized and unrealized gain (loss)	.009E	.233	(.908)	.283
Total from investment operations	-H	.330	(.902)	.328
Distributions from net investment income	-	-	-H	-
Distributions from net realized gain	(.010)	(.090)	(.048)	(.038)
Total distributions	(.010)	(.090)	(.048)	(.038)
Net asset value, end of period	$ 9.57	$ 9.58	$ 9.34	$ 10.29
Total ReturnB, C	-%	3.54%	(8.77)%	3.28%
Ratios to Average Net Assets G
Expenses before reductions	.20%A	.20%	.20%	.20%A
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%A
Expenses net of all reductions	.20%A	.20%	.20%	.20%A
Net investment income (loss)	(.19)%A	.99%	.06%	.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,452	$ 4,534	$ 1,918	$ 9,508
Portfolio turnover rate	30% A	42%	39%	54% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period May 16, 2012 (commencement of operations) to December 31, 2012.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.34	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.004)	.106	.015	.051
Net realized and unrealized gain (loss)	.004E	.234	(.908)	.283
Total from investment operations	-H	.340	(.893)	.334
Distributions from net investment income	-	-	-H	-
Distributions from net realized gain	(.010)	(.100)	(.057)	(.044)
Total distributions	(.010)	(.100)	(.057)	(.044)
Net asset value, end of period	$ 9.57	$ 9.58	$ 9.34	$ 10.29
Total ReturnB, C	-%	3.64%	(8.67)%	3.34%
Ratios to Average Net Assets G
Expenses before reductions	.10%A	.10%	.10%	.10%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%	.10%A
Net investment income (loss)	(.09)%A	1.09%	.15%	.80%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 241,059	$ 185,804	$ 87,383	$ 27,362
Portfolio turnover rate	30% A	42%	39%	54% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period May 16, 2012 (commencement of operations) to December 31, 2012.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.34	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.003)	.105	.019	.054
Net realized and unrealized gain (loss)	.003E	.238	(.909)	.282
Total from investment operations	-H	.343	(.890)	.336
Distributions from net investment income	-	-	-H	-
Distributions from net realized gain	(.010)	(.103)	(.060)	(.046)
Total distributions	(.010)	(.103)	(.060)	(.046)
Net asset value, end of period	$ 9.57	$ 9.58	$ 9.34	$ 10.29
Total ReturnB, C	-%	3.67%	(8.65)%	3.36%
Ratios to Average Net Assets G
Expenses before reductions	.07%A	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.07%A	.07%	.07%	.07%A
Expenses net of all reductions	.07%A	.07%	.07%	.07%A
Net investment income (loss)	(.06)%A	1.12%	.18%	.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,152	$ 10,127	$ 94	$ 2,585
Portfolio turnover rate	30% A	42%	39%	54% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period May 16, 2012 (commencement of operations) to December 31, 2012.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.34	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.002)	.111	.021	.055
Net realized and unrealized gain (loss)	.012E	.233	(.909)	.283
Total from investment operations	.010	.344	(.888)	.338
Distributions from net investment income	-	-	-H	-
Distributions from net realized gain	(.010)	(.104)	(.062)	(.048)
Total distributions	(.010)	(.104)	(.062)	(.048)
Net asset value, end of period	$ 9.58	$ 9.58	$ 9.34	$ 10.29
Total ReturnB, C	.10%	3.69%	(8.63)%	3.37%
Ratios to Average Net Assets G
Expenses before reductions	.05%A	.05%	.05%	.05%A
Expenses net of fee waivers, if any	.05%A	.05%	.05%	.05%A
Expenses net of all reductions	.05%A	.05%	.05%	.05%A
Net investment income (loss)	(.04)%A	1.14%	.20%	.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 93	$ 93	$ 94	$ 2,585
Portfolio turnover rate	30% A	42%	39%	54% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period May 16, 2012 (commencement of operations) to December 31, 2012.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

Spartan® Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage® Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The net asset value (NAV) per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,018,697
Gross unrealized depreciation	(5,945,460)
Net unrealized appreciation (depreciation) on securities	$ (4,926,763)

Tax cost	$ 278,309,745

The Fund elected to defer to its next fiscal year approximately $129,047 of capital losses recognized during the period November 1, 2014 to December 31, 2014.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.20%
Fidelity Advantage Class	.10%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .15%, .05% and .02% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 10,761
Fidelity Advantage Class	54,714
Institutional Class	1,160
$ 66,635

4. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $167 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $32.

Semiannual Report

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net realized gain
Investor Class	$ 7,694	$ 41,787
Fidelity Advantage Class	215,106	1,904,995
Institutional Class	11,543	58,576
Fidelity Advantage Institutional Class	97	1,003
Total	$ 234,440	$ 2,006,361

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Investor Class
Shares sold	2,420,982	1,231,174	$ 23,480,724	$ 12,030,967
Reinvestment of distributions	599	3,990	5,772	38,102
Shares redeemed	(653,133)	(967,336)	(6,330,047)	(9,478,400)
Net increase (decrease)	1,768,448	267,828	$ 17,156,449	$ 2,590,669
Fidelity Advantage Class
Shares sold	8,554,120	16,660,205	$ 82,812,107	$ 161,988,144
Reinvestment of distributions	21,163	189,490	204,007	1,809,633
Shares redeemed	(2,788,999)	(6,814,937)	(26,980,631)	(66,426,076)
Net increase (decrease)	5,786,284	10,034,758	$ 56,035,483	$ 97,371,701
Institutional Class
Shares sold	338,801	1,060,358	$ 3,274,324	$ 10,301,286
Reinvestment of distributions	1,197	6,134	11,539	58,576
Shares redeemed	(127,877)	(19,495)	(1,239,057)	(190,263)
Net increase (decrease)	212,121	1,046,997	$ 2,046,806	$ 10,169,599
Fidelity Advantage Institutional Class
Reinvestment of distributions	10	105	$ 97	$ 1,003
Shares redeemed	-	(490)	-	(4,789)
Net increase (decrease)	10	(385)	$ 97	$ (3,786)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money

Management, Inc.

FMR Investment Management

(U.K.) Limited

Fidelity Management & Research

(Hong Kong) Limited

Fidelity Management & Research

(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

PIB-SANN-0815
1.939224.103

Spartan® Inflation-Protected Bond Index
Fund

Institutional Class

Fidelity Advantage® Institutional Class

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Investor Class	.20%
Actual		$ 1,000.00	$ 1,000.00	$ .99
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,000.00	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,000.00	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,001.00	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of June 30, 2015
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	56.4	53.3
1 - 1.99%	18.9	19.2
2 - 2.99%	19.5	22.1
3 - 3.99%	5.2	5.4
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of June 30, 2015
6 months ago
Years	8.6	8.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	5.7	5.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	U.S. Government and U.S. Government Agency Obligations 99.5%		U.S. Government and U.S. Government Agency Obligations 98.5%
	Net Other Assets (Liabilities) 0.5%		Net Other Assets (Liabilities) 1.5%
* Inflation Protected Securities	99.5%	** Inflation Protected Securities	98.5%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$ 3,950,677	$ 3,479,752
0.75% 2/15/42	5,389,321	4,921,635
0.75% 2/15/45	4,620,845	4,189,156
1.375% 2/15/44	5,981,499	6,338,553
1.75% 1/15/28	4,519,739	5,107,296
2% 1/15/26	5,631,339	6,452,732
2.125% 2/15/40	2,415,915	2,959,656
2.125% 2/15/41	3,068,364	3,785,314
2.375% 1/15/25	7,730,715	9,082,336
2.375% 1/15/27	4,531,014	5,408,529
2.5% 1/15/29	4,376,042	5,381,166
3.375% 4/15/32	1,764,826	2,480,791
3.625% 4/15/28	3,819,475	5,194,131
3.875% 4/15/29	4,647,274	6,571,077
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/17	13,176,337	13,351,462
0.125% 4/15/18	14,648,761	14,869,760
0.125% 4/15/19	14,510,830	14,685,523
0.125% 4/15/20	5,227,447	5,267,104
0.125% 1/15/22	11,654,607	11,545,481
0.125% 7/15/22	12,021,200	11,923,654
0.125% 1/15/23	12,076,903	11,857,200
0.125% 7/15/24	11,831,000	11,485,065
0.25% 1/15/25	11,786,000	11,532,510
0.375% 7/15/23	11,979,540	12,012,400
0.625% 7/15/21	10,559,536	10,894,571
0.625% 1/15/24	11,951,122	12,141,693
1.125% 1/15/21	9,947,291	10,517,804
1.25% 7/15/20	8,696,478	9,299,875
1.375% 7/15/18	4,413,995	4,677,848
1.375% 1/15/20	5,658,789	6,047,002
1.625% 1/15/18	4,475,693	4,726,767
1.875% 7/15/19	4,666,209	5,085,437
2.125% 1/15/19	4,107,154	4,467,528
2.375% 1/15/17	4,943,991	5,184,657
U.S. Treasury Inflation-Protected Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes: - continued
2.5% 7/15/16	$ 5,700,811	$ 5,911,514
2.625% 7/15/17	4,238,687	4,546,003
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $277,039,783)	273,382,982
NET OTHER ASSETS (LIABILITIES) - 0.5%	1,373,384
NET ASSETS - 100%	$ 274,756,366
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.5%
Short-Term Investments and Net Other Assets	0.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $277,039,783)		$ 273,382,982
Cash		49,890
Receivable for investments sold		1,811,746
Receivable for fund shares sold		676,731
Interest receivable		1,055,765
Total assets		276,977,114

Liabilities
Payable for investments purchased	$ 1,975,118
Payable for fund shares redeemed	221,796
Accrued management fee	11,196
Other affiliated payables	12,638
Total liabilities		2,220,748

Net Assets		$ 274,756,366
Net Assets consist of:
Paid in capital		$ 281,669,238
Distributions in excess of net investment income		(662,936)
Accumulated undistributed net realized gain (loss) on investments		(2,593,135)
Net unrealized appreciation (depreciation) on investments		(3,656,801)
Net Assets		$ 274,756,366

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Investor Class:
Net Asset Value, offering price and redemption price per share ($21,452,034 ÷ 2,241,661 shares)	$ 9.57

Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($241,059,302 ÷ 25,179,835 shares)	$ 9.57

Institutional Class:
Net Asset Value, offering price and redemption price per share ($12,152,024 ÷ 1,269,206 shares)	$ 9.57

Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($93,006 ÷ 9,713 shares)	$ 9.58

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 18,155

Expenses
Management fee	$ 61,226
Transfer agent fees	66,635
Independent trustees' compensation	455
Miscellaneous	167
Total expenses before reductions	128,483
Expense reductions	(32)	128,451
Net investment income (loss)		(110,296)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(125,181)
Change in net unrealized appreciation (depreciation) on investment securities		(571,178)
Net gain (loss)		(696,359)
Net increase (decrease) in net assets resulting from operations		$ (806,655)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (110,296)	$ 1,698,416
Net realized gain (loss)	(125,181)	(1,202,517)
Change in net unrealized appreciation (depreciation)	(571,178)	2,452,110
Net increase (decrease) in net assets resulting from operations	(806,655)	2,948,009
Distributions to shareholders from net realized gain	(234,440)	(2,006,361)
Share transactions - net increase (decrease)	75,238,835	110,128,183
Total increase (decrease) in net assets	74,197,740	111,069,831

Net Assets
Beginning of period	200,558,626	89,488,795
End of period (including distributions in excess of net investment income of $662,936 and distributions in excess of net investment income of $552,640, respectively)	$ 274,756,366	$ 200,558,626

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.34	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.009)	.097	.006	.045
Net realized and unrealized gain (loss)	.009E	.233	(.908)	.283
Total from investment operations	-H	.330	(.902)	.328
Distributions from net investment income	-	-	-H	-
Distributions from net realized gain	(.010)	(.090)	(.048)	(.038)
Total distributions	(.010)	(.090)	(.048)	(.038)
Net asset value, end of period	$ 9.57	$ 9.58	$ 9.34	$ 10.29
Total ReturnB, C	-%	3.54%	(8.77)%	3.28%
Ratios to Average Net Assets G
Expenses before reductions	.20%A	.20%	.20%	.20%A
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%A
Expenses net of all reductions	.20%A	.20%	.20%	.20%A
Net investment income (loss)	(.19)%A	.99%	.06%	.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,452	$ 4,534	$ 1,918	$ 9,508
Portfolio turnover rate	30% A	42%	39%	54% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period May 16, 2012 (commencement of operations) to December 31, 2012.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.34	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.004)	.106	.015	.051
Net realized and unrealized gain (loss)	.004E	.234	(.908)	.283
Total from investment operations	-H	.340	(.893)	.334
Distributions from net investment income	-	-	-H	-
Distributions from net realized gain	(.010)	(.100)	(.057)	(.044)
Total distributions	(.010)	(.100)	(.057)	(.044)
Net asset value, end of period	$ 9.57	$ 9.58	$ 9.34	$ 10.29
Total ReturnB, C	-%	3.64%	(8.67)%	3.34%
Ratios to Average Net Assets G
Expenses before reductions	.10%A	.10%	.10%	.10%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%	.10%A
Net investment income (loss)	(.09)%A	1.09%	.15%	.80%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 241,059	$ 185,804	$ 87,383	$ 27,362
Portfolio turnover rate	30% A	42%	39%	54% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period May 16, 2012 (commencement of operations) to December 31, 2012.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.34	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.003)	.105	.019	.054
Net realized and unrealized gain (loss)	.003E	.238	(.909)	.282
Total from investment operations	-H	.343	(.890)	.336
Distributions from net investment income	-	-	-H	-
Distributions from net realized gain	(.010)	(.103)	(.060)	(.046)
Total distributions	(.010)	(.103)	(.060)	(.046)
Net asset value, end of period	$ 9.57	$ 9.58	$ 9.34	$ 10.29
Total ReturnB, C	-%	3.67%	(8.65)%	3.36%
Ratios to Average Net Assets G
Expenses before reductions	.07%A	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.07%A	.07%	.07%	.07%A
Expenses net of all reductions	.07%A	.07%	.07%	.07%A
Net investment income (loss)	(.06)%A	1.12%	.18%	.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,152	$ 10,127	$ 94	$ 2,585
Portfolio turnover rate	30% A	42%	39%	54% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period May 16, 2012 (commencement of operations) to December 31, 2012.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.34	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.002)	.111	.021	.055
Net realized and unrealized gain (loss)	.012E	.233	(.909)	.283
Total from investment operations	.010	.344	(.888)	.338
Distributions from net investment income	-	-	-H	-
Distributions from net realized gain	(.010)	(.104)	(.062)	(.048)
Total distributions	(.010)	(.104)	(.062)	(.048)
Net asset value, end of period	$ 9.58	$ 9.58	$ 9.34	$ 10.29
Total ReturnB, C	.10%	3.69%	(8.63)%	3.37%
Ratios to Average Net Assets G
Expenses before reductions	.05%A	.05%	.05%	.05%A
Expenses net of fee waivers, if any	.05%A	.05%	.05%	.05%A
Expenses net of all reductions	.05%A	.05%	.05%	.05%A
Net investment income (loss)	(.04)%A	1.14%	.20%	.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 93	$ 93	$ 94	$ 2,585
Portfolio turnover rate	30% A	42%	39%	54% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period May 16, 2012 (commencement of operations) to December 31, 2012.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

Spartan® Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage® Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The net asset value (NAV) per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,018,697
Gross unrealized depreciation	(5,945,460)
Net unrealized appreciation (depreciation) on securities	$ (4,926,763)

Tax cost	$ 278,309,745

The Fund elected to defer to its next fiscal year approximately $129,047 of capital losses recognized during the period November 1, 2014 to December 31, 2014.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.20%
Fidelity Advantage Class	.10%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .15%, .05% and .02% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 10,761
Fidelity Advantage Class	54,714
Institutional Class	1,160
$ 66,635

4. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $167 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $32.

Semiannual Report

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net realized gain
Investor Class	$ 7,694	$ 41,787
Fidelity Advantage Class	215,106	1,904,995
Institutional Class	11,543	58,576
Fidelity Advantage Institutional Class	97	1,003
Total	$ 234,440	$ 2,006,361

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Investor Class
Shares sold	2,420,982	1,231,174	$ 23,480,724	$ 12,030,967
Reinvestment of distributions	599	3,990	5,772	38,102
Shares redeemed	(653,133)	(967,336)	(6,330,047)	(9,478,400)
Net increase (decrease)	1,768,448	267,828	$ 17,156,449	$ 2,590,669
Fidelity Advantage Class
Shares sold	8,554,120	16,660,205	$ 82,812,107	$ 161,988,144
Reinvestment of distributions	21,163	189,490	204,007	1,809,633
Shares redeemed	(2,788,999)	(6,814,937)	(26,980,631)	(66,426,076)
Net increase (decrease)	5,786,284	10,034,758	$ 56,035,483	$ 97,371,701
Institutional Class
Shares sold	338,801	1,060,358	$ 3,274,324	$ 10,301,286
Reinvestment of distributions	1,197	6,134	11,539	58,576
Shares redeemed	(127,877)	(19,495)	(1,239,057)	(190,263)
Net increase (decrease)	212,121	1,046,997	$ 2,046,806	$ 10,169,599
Fidelity Advantage Institutional Class
Reinvestment of distributions	10	105	$ 97	$ 1,003
Shares redeemed	-	(490)	-	(4,789)
Net increase (decrease)	10	(385)	$ 97	$ (3,786)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money

Management, Inc.

FMR Investment Management

(U.K.) Limited

Fidelity Management & Research

(Hong Kong) Limited

Fidelity Management & Research

(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

PIB-I-PIB-AI-SANN-0815
1.939241.102
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Proxy Voting Results

Fidelity®

Series Inflation-Protected
Bond Index Fund

Fidelity Series Inflation-Protected
Bond Index Fund

Class F

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Inflation-Protected Bond Index Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Series Inflation-Protected Bond Index	.20%
Actual		$ 1,000.00	$ 1,007.60	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Class F	.05%
Actual		$ 1,000.00	$ 1,008.40	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of June 30, 2015
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	67.1	67.2
1 - 1.99%	19.1	19.8
2 - 2.99%	13.8	13.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of June 30, 2015
6 months ago
Years	5.6	5.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	3.8	3.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2015 *		As of December 31, 2014 **
	U.S. Government and U.S. Government Agency Obligations 99.7%		U.S. Government and U.S. Government Agency Obligations 99.5%
	Net Other Assets (Liabilities) 0.3%		Net Other Assets (Liabilities) 0.5%
* Inflation Protected Securities	99.7%	** Inflation Protected Securities	99.5%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	$ 39,062,768	$ 45,892,415
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/17	66,579,616	67,464,520
0.125% 4/15/18	74,023,737	75,140,501
0.125% 4/15/19	73,322,554	74,205,272
0.125% 4/15/20	26,417,099	26,617,504
0.125% 1/15/22	58,895,019	58,343,565
0.125% 7/15/22	60,745,952	60,253,030
0.125% 1/15/23	61,027,211	59,917,001
0.125% 7/15/24	59,557,000	57,815,571
0.25% 1/15/25	59,557,000	58,276,063
0.375% 7/15/23	60,533,127	60,699,167
0.625% 7/15/21	53,358,251	55,051,212
0.625% 1/15/24	60,391,394	61,354,386
1.125% 1/15/21	50,266,431	53,149,389
1.25% 7/15/20	43,945,639	46,994,763
1.375% 7/15/18	22,306,970	23,640,400
1.375% 1/15/20	28,597,014	30,558,873
1.625% 1/15/18	22,616,764	23,885,500
1.875% 7/15/19	23,580,368	25,698,906
2.125% 1/15/19	20,752,864	22,573,780
2.375% 1/15/17	24,982,760	26,198,883
2.5% 7/15/16	28,807,489	29,872,219
2.625% 7/15/17	21,417,182	22,969,989
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,058,175,980)	1,066,572,909
NET OTHER ASSETS (LIABILITIES) - 0.3%	3,298,793
NET ASSETS - 100%	$ 1,069,871,702
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.7%
Short-Term Investments and Net Other Assets	0.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,058,175,980)		$ 1,066,572,909
Cash		44,443
Receivable for investments sold		5,879,429
Receivable for fund shares sold		9,464
Interest receivable		3,429,161
Total assets		1,075,935,406

Liabilities
Payable for fund shares redeemed	$ 5,955,379
Distributions payable	17
Accrued management fee	44,930
Other affiliated payables	63,378
Total liabilities		6,063,704

Net Assets		$ 1,069,871,702
Net Assets consist of:
Paid in capital		$ 1,065,719,116
Distributions in excess of net investment income		(3,877,213)
Accumulated undistributed net realized gain (loss) on investments		(367,130)
Net unrealized appreciation (depreciation) on investments		8,396,929
Net Assets		$ 1,069,871,702

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Series Inflation-Protected Bond Index:
Net Asset Value, offering price and redemption price per share ($503,126,822 ÷ 51,800,629 shares)	$ 9.71

Class F:
Net Asset Value, offering price and redemption price per share ($566,744,880 ÷ 58,285,049 shares)	$ 9.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ (1,857,573)

Expenses
Management fee	$ 276,060
Transfer agent fees	390,029
Independent trustees' compensation	2,192
Miscellaneous	893
Total expenses before reductions	669,174
Expense reductions	(20)	669,154
Net investment income (loss)		(2,526,727)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,372,646
Change in net unrealized appreciation (depreciation) on investment securities		9,491,751
Net gain (loss)		11,864,397
Net increase (decrease) in net assets resulting from operations		$ 9,337,670

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,526,727)	$ 22,134,285
Net realized gain (loss)	2,372,646	4,826,413
Change in net unrealized appreciation (depreciation)	9,491,751	(15,469,762)
Net increase (decrease) in net assets resulting from operations	9,337,670	11,490,936
Distributions to shareholders from net investment income	(845,442)	(2,837,333)
Distributions to shareholders from net realized gain	-	(53,780,874)
Total distributions	(845,442)	(56,618,207)
Share transactions - net increase (decrease)	(53,315,188)	(35,595,324)
Total increase (decrease) in net assets	(44,822,960)	(80,722,595)

Net Assets
Beginning of period	1,114,694,662	1,195,417,257
End of period (including distributions in excess of net investment income of $3,877,213 and distributions in excess of net investment income of $505,044, respectively)	$ 1,069,871,702	$ 1,114,694,662

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Inflation-Protected Bond Index

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.64	$ 10.04	$ 11.36	$ 11.11	$ 10.59	$ 10.19
Income from Investment Operations
Net investment income (loss) D	(.026)	.182	.119	.231	.379	.147
Net realized and unrealized gain (loss)	.100	(.100)	(.772)	.299	.534	.367
Total from investment operations	.074	.082	(.653)	.530	.913	.514
Distributions from net investment income	(.004)	(.016)	(.004)	(.009)	(.033)	(.040)
Distributions from net realized gain	-	(.466)	(.663)	(.271)	(.360)	(.074)
Total distributions	(.004)	(.482)	(.667)	(.280)	(.393)	(.114)
Net asset value, end of period	$ 9.71	$ 9.64	$ 10.04	$ 11.36	$ 11.11	$ 10.59
Total ReturnB, C	.76%	.80%	(5.77)%	4.77%	8.63%	5.06%
Ratios to Average Net Assets E
Expenses before reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	(.54)%A	1.82%	1.07%	2.02%	3.42%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 503,127	$ 528,147	$ 581,043	$ 4,333,322	$ 4,610,222	$ 4,170,428
Portfolio turnover rate	34%A	26%	44%	29%	43%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 10.05	$ 11.36	$ 11.11	$ 10.58	$ 10.19
Income from Investment Operations
Net investment income (loss) D	(.019)	.197	.135	.247	.391	.158
Net realized and unrealized gain (loss)	.100	(.100)	(.774)	.299	.543	.357
Total from investment operations	.081	.097	(.639)	.546	.934	.515
Distributions from net investment income	(.011)	(.031)	(.008)	(.025)	(.044)	(.051)
Distributions from net realized gain	-	(.466)	(.663)	(.271)	(.360)	(.074)
Total distributions	(.011)	(.497)	(.671)	(.296)	(.404)	(.125)
Net asset value, end of period	$ 9.72	$ 9.65	$ 10.05	$ 11.36	$ 11.11	$ 10.58
Total ReturnB, C	.84%	.95%	(5.65)%	4.92%	8.84%	5.06%
Ratios to Average Net Assets E
Expenses before reductions	.05%A	.05%	.05%	.05%	.10%	.10%
Expenses net of fee waivers, if any	.05%A	.05%	.05%	.05%	.10%	.10%
Expenses net of all reductions	.05%A	.05%	.05%	.05%	.10%	.10%
Net investment income (loss)	(.39)%A	1.97%	1.22%	2.17%	3.52%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 566,745	$ 586,548	$ 614,374	$ 3,659,691	$ 2,474,991	$ 978,674
Portfolio turnover rate	34% A	26%	44%	29%	43%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

Fidelity® Series Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Inflation-Protected Bond Index and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,392,678
Gross unrealized depreciation	(10,741,644)
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,651,034

Tax cost	$ 1,057,921,875

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund intends to elect to defer to its next fiscal year $339,691 of capital losses recognized during the period November 1, 2014 to December 31, 2014.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Series Inflation-Protected Bond Index so that the total expenses do not exceed .20%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives transfer agent fees at an annual rate of .17% of average net assets for Series Inflation-Protected Bond Index. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Series Inflation-Protected Bond Index pays a portion of the transfer agent fees at an annual rate of .15% of average net assets.

For the period, transfer agent fees for each applicable class were as follows:

Amount
Series Inflation-Protected Bond Index	$ 390,029

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Notes to Financial Statements (Unaudited) - continued

4. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $893 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $20.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Series Inflation-Protected Bond Index	$ 190,660	$ 921,267
Class F	654,782	1,916,066
Total	$ 845,442	$ 2,837,333
From net realized gain
Series Inflation-Protected Bond Index	$ -	$ 25,910,346
Class F	-	27,870,528
Total	$ -	$ 53,780,874

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Series Inflation-Protected Bond Index
Shares sold	713,240	12,568,387	$ 6,941,054	$ 125,289,663
Reinvestment of distributions	19,576	2,735,716	190,660	26,827,139
Shares redeemed	(3,716,662)	(18,387,830)	(36,175,637)	(183,475,670)
Net increase (decrease)	(2,983,846)	(3,083,727)	$ (29,043,923)	$ (31,358,868)
Class F
Shares sold	3,183,976	16,533,499	$ 31,046,088	$ 164,832,231
Reinvestment of distributions	66,676	3,033,034	653,576	29,781,323
Shares redeemed	(5,739,449)	(19,914,855)	(55,970,929)	(198,850,010)
Net increase (decrease)	(2,488,797)	(348,322)	$ (24,271,265)	$ (4,236,456)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SIB-S-SANN-0815
1.899332.105

Item 2. Code of Ethics

As of the end of the period, June 30, 2015, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (the "Funds"):

Services Billed by Deloitte Entities

June 30, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Income 2015 Fund	$38,000	$-	$5,000	$600
Fidelity Municipal Income 2017 Fund	$38,000	$-	$5,000	$700
Fidelity Municipal Income 2019 Fund	$38,000	$-	$5,000	$600
Fidelity Municipal Income 2021 Fund	$38,000	$-	$5,200	$600
Fidelity Municipal Income 2023 Fund	$38,000	$-	$5,200	$600

June 30, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Income 2015 Fund	$37,000	$-	$4,700	$600
Fidelity Municipal Income 2017 Fund	$37,000	$-	$4,700	$600
Fidelity Municipal Income 2019 Fund	$37,000	$-	$4,900	$600
Fidelity Municipal Income 2021 Fund	$37,000	$-	$4,900	$600
Fidelity Municipal Income 2023 Fund	$37,000	$-	$4,900	$600

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	June 30, 2015A	June 30, 2014A
Audit-Related Fees	$-	$355,000
Tax Fees	$-	$-
All Other Fees	$175,000	$745,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	June 30, 2015 A	June 30, 2014 A
Deloitte Entities	$685,000	$1,840,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 27, 2015